Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2013